RETAINED EARNINGS	12 Months Ended
Dec. 31, 2018
RETAINED EARNINGS
RETAINED EARNINGS

19.   RETAINED EARNINGS

Pursuant to the Company Law of the PRC, each of the PRC entity is required to appropriate 10% of its net income to the statutory reserve on an annual basis until the aggregated amount of the reserve reaches 50% of its registered capital. Statutory reserve is not distributable. Subject to the approval of the shareholders, the statutory reserve may be used to offset accumulated losses, or converted into capital of the Company.

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited

PRC statutory reserve	168,746	171,090	24,884
Unreserved retained earnings	1,347,779	481,597	70,045
Total retained earnings	1,516,525	652,687	94,929

As of December 31, 2018, Yintech Investment, Yin Sai, Yin He You , Qian Jing, Xu Xing, Chun Xin and Gold Master Network have reached such maximum reserve amount and therefore stopped appropriation, while other PRC entities have not yet reached their respective maximum reserve amount.